Provisions, contingent liabilities and other liabilities	12 Months Ended
Dec. 31, 2020
Provisions and contingent liabilities
Provisions, contingent liabilities and other liabilities

15.   Provisions, contingent liabilities and other liabilities

(a)This caption is made up as follows:

	As of					As of
	January 1,		Accretion		Sale of	December 31,
	2020	Changes	expense	Disbursements	mining unit	2020
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Closure of mining units and exploration projects (b)	252,305	32,200	6,848	(8,571)	(5,093)	277,689
Bonus to employees and officers	19,226	13,106	—	(15,119)	—	17,213
Environmental liabilities	6,305	(211)	—	(1,056)	—	5,038
Safety contingencies	5,205	(598)	—	(71)	—	4,536
Labor contingencies	3,777	442	—	(139)	—	4,080
Obligations with communities	3,509	96	—	—	—	3,605
Tax contingencies	382	2,728	—	—	—	3,110
Environmental contingencies	1,500	1,640	—	(266)	—	2,874
Board of Directors' participation	1,594	1,493	—	(1,500)	—	1,587
Workers’ profit sharing payable	69	57	—	—	—	126
Other provisions	635	(155)	—	—	—	480

	294,507	50,798	6,848	(26,722)	(5,093)	320,338

Classification by maturity:
Current portion	72,771					68,000
Non-current portion	221,736					252,338

	294,507					320,338

(b)Provision for closure of mining units and exploration projects -

The table below presents the movement of the provision for closure of mining units and exploration projects:

	2020	2019
	US$(000)	US$(000)

Beginning balance	252,305	225,877

Additions in estimates
Continuing mining units, note 11(a)	31,500	26,722
Exploration projects, note 26(a)	642	4,020
Discontinued mining units	58	1,912

Accretion expense
Continuing mining units, note 27(a)	6,424	10,266
Exploration projects, note 27(a)	248	124
Discontinued mining units, note 1(e)	176	266
Sale of mining unit, note 1(e)	(5,093)	—

Disbursements	(8,571)	(16,882)

Final balance	277,689	252,305

Classification by maturity:
Current portion	32,462	35,280
Non-current portion	245,227	217,025

	277,689	252,305

The provision for closure of mining units and exploration projects represents the present value of the closure costs that are expected to be incurred between the years 2021 and 2040. The Group recognizes the provision of closure of mining units and explorations projects based on estimates of studies and activities that meet the environmental regulations in effect and that will be approved by the Ministry of Energy and Mines. The Group recognizes the  provision of continued operations based on its analysis and estimates  prepared by independent advisors and reviewed by the Group´s Management. Provisions related to discontinued operations are  based on estimates prepared by internal advisors.

The provision for closure of mining units and exploration projects corresponds mostly to activities that must be carried out for restoring the mining units and areas affected by operation and production activities. The principal works to be performed correspond to earthworks, re-vegetation efforts and dismantling of the plants. Closure budgets are reviewed regularly to take into account any significant change in the studies conducted. Nevertheless, the closure costs of mining units will depend on the market prices for the closure works required, which would reflect future economic conditions. Also, the time when the disbursements will be made depends on the useful life of the mine, which will be based on future metals prices.

As of December 31, 2020, the future value of the provision for closure of mining units and exploration projects was US$309.3 million, which has been discounted using annual risk-free rates from minimums of 0.31 to 2.77 percent, in periods of 1 to 20 years (as of December 31, 2019, the provision was US$252.3 million, which has been discounted using annual risk-free rates from minimums of 1.79 to 3.12 to a maximum percent in periods of 1 to 22 years). The Group believes that this liability is sufficient to meet the current environmental protection laws approved by the Ministry of Energy and Mines.

As of December 31, 2020, the Group has constituted letters of credit in favor of the Ministry of Energy and Mines for US$140.0 million (US$121.4 million as of December 31, 2019) to secure current mine closure plans of its mining units and exploration projects up to date.

Minera Yanacocha SRL and subsidiary [Member]
Provisions and contingent liabilities
Provisions, contingent liabilities and other liabilities

12.   Provisions

(a)This caption is made up as follows:

	2020	2019
	US$(000)	US$(000)

Provisions
Provision for mine closure and exploration projects (b)	1,738,428	1,608,380
Provision of social responsibility (c)	16,609	18,326
Other provisions	7,352	6,162
	1,762,389	1,632,868
Classification by maturity:
Current portion	101,786	45,317
Non-current portion	1,660,603	1,587,551
	1,762,389	1,632,868

(b)Provision for mine closure and explorations projects -

The Company’s mining and exploration activities are subject to various laws and regulations governing the protection of the environment. These laws and regulations are continually changing and are generally becoming more restrictive. The Company conducts its operations so as to protect the public health and environment and believes its operations are in compliance with all applicable laws and regulations in all material respects. The Company has made, and expects to make in the future, expenditures to comply with such laws and regulations, but cannot predict the amount of such future expenditures. Estimated future reclamation costs are based principally on legal and regulatory requirements.

The provision for mine closure comprises activities to be carried out by the Company in the restoration of mines and adjacent areas in the completion stage of the gold extraction process. Such activities include the restoration of mining locations, water treatment plant operations, as well as reforestation and land treatments.

The movement of the provision for mine closure for 2020, 2019 and 2018 is broken down as follows:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Opening balance	1,608,380	1,294,464	1,234,731
Additional provisions	120,655	301,096	43,560
Payments	(22,656)	(23,889)	(19,842)
Unwinding of discount, note 22	32,049	36,709	36,015
Ending balance	1,738,428	1,608,380	1,294,464

Classification by maturity
Current portion	92,706	39,156	19,325
Non-current portion	1,645,722	1,569,224	1,275,139

	1,738,428	1,608,380	1,294,464

The provision for mine closure and exploration projects represents the present value of the closure costs that are expected to be incurred between the years 2020 and 2070.

There were minimal changes to the updated closure plan in 2017 prior to submitting to Peruvian regulators in September 2017. The regulators completed their review and approved the updated closure plan in November 2017.

During the years ended December 31, 2020, 2019 and 2018, the Company recorded an increase to the reclamation liability of US$121 million, US$301 million and US$44 million, respectively. The update to the reclamation obligation resulted in an decrease to the recorded asset retirement cost asset of (US$4) million (US$159 million and US$27.2 million in 2019 and 2018, respectively) related to the producing portions of the mine (see note 10) and a non-cash charge to reclamation expense for the year ended December 31, 2020 of US$124 million (US$142 million and US$16.3 million as December 31, 2019 and 2018, respectively) related to the areas of Carachugo, Yanacocha, Maqui Maqui and Cerro Negro operations no longer in production (see note 18). The increase of the 2020 reclamation obligation is mainly due to higher water treatment costs, whereas in 2019 the increase was mainly due to new disturbance costs from the Quecher Main project and changes in the labor cost estimate. The discount rates used in the calculation of the provision as December 31, 2020, 2019 and 2018 were between 0.4% and 6.0%.

(c)Provision of social responsibility -

The provision of social responsibility relates to community commitments to develop projects near the mine site, including training and support for other activities such as building infrastructure and donations.

The movement of the provision for social responsibility for 2020, 2019 and 2018 is broken down as follows:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Opening balance	18,326	18,010	21,689
Additional provisions	—	888	—
Payments	(6)	(572)	(3,679)
Corrections	(1,711)	—	—
Ending balance	16,609	18,326	18,010

Classification by maturity
Current portion	1,728	761	8,351
Non-current portion	14,881	17,565	9,659

	16,609	18,326	18,010

Sociedad Minera Cerro Verde S.A.A. [Member]
Provisions and contingent liabilities
Provisions, contingent liabilities and other liabilities

11.   Provisions

This item is made up as follows:

	December 31,	December 31,
	2020	2019
	US$(000)	US$(000)

Current:
Provision for social commitments (a)	9,469	7,677
Provision for remediation and mine closure (b)	156	241
Total current	9,625	7,918

Non–current:
Provision for remediation and mine closure (b)	237,387	195,659
Provision for disputed mining royalties (c)	44,982	62,797
Other long-term liabilities (d)	22,455	12,117
Provision for legal contingencies (e)	1,924	4,800
Provision for social commitments (a)	1,226	3,046

Total non-current	307,974	278,419

(a)   The provision for social commitments is associated with repaving Alata-Congata Road (US$6.3 million) and an irrigation project in La Joya (US$4.4 million).

(b)   The Company’s mineral exploitation activities are subject to environmental protection standards. In order to comply with these standards, the Company has obtained the approval for the Environment Adequacy Program (PAMA) and for the Environmental Impact Studies (EIA), required for the operation of Cerro Verde’s production unit.

On October 14, 2003, Law 28090 was enacted, which regulates the commitments and procedures that entities involved in mining activities must follow in order to prepare, file and implement a mine site closure plan, as well as the respective environmental guarantees that assure compliance with the plan in accordance with protection, conservation and restoration of the environment. On August 15, 2005, the regulations regarding this law were approved.

During 2006, in compliance with the mentioned law, the Company completed the closure plans for its mine site, and presented it to the Ministry of Energy and Mines.

The closure plans for its mine site was approved by Resolution No 302‑2009 MEM-AAM and its modifications were approved by Resolution No 207‑2012 MEM-AAM, Resolution No 186‑2014 MEM-DGAAM and its last modification, Resolution No 032‑2018 MEM-DGAAM. As of December 31, 2020, pursuant to legal requirements, the Company has issued a letter of credit to the Ministry of Energy and Mines totaling US$59.4 million to secure mine closure plans.

The estimate of remediation and mine closure costs is based on studies prepared by independent consultants and based on current environmental regulations. This provision corresponds mainly to the activities to be performed in order to restore the areas affected by mining activities. The main tasks to be performed include ground removal, soil recovery, and dismantling of plant and equipment.

The table below presents the changes in the provision for remediation and mine closure:

	2020	2019
	US$(000)	US$(000)

Beginning balance	195,900	131,888
Accretion expense	4,196	4,048
Additions (see Note 7)	37,569	59,964
Progressive mine closure payments in hydrometallurgy process	(122)	—

Final balance	237,543	195,900

As of December 31, 2020, the Company’s provision for remediation and mine closure was US$237.5 million (reflecting the future value of the provision for remediation and mine closure of US$374.4 million, discounted using an annual risk-free rate of 1.56%). As of December 31, 2019, the Company’s provision for remediation and mine closure was US$195.9 million (reflecting the future value of the provision for remediation and mine closure of US$374.4 million, discounted using an annual risk-free rate of 2.28%). The Company considers this liability sufficient to meet the current environmental protection laws approved by the Ministry of Energy and Mines.

As of December 31, 2020 and 2019, additions (US$37.6 million and US$60.0 million respectively) mainly corresponded to changes in estimates due to changes in the escalation ratio.

(c)	As of December 31, 2020, represents interest and penalties associated with income tax related to disputed mining royalties for the year 2010 of US$45.0 million.

As of December 31, 2019, represents the non-current portion of ITAN for the years 2010 and 2011 of US$12.1 million and interest and penalties associated with (i) income tax related to disputed mining royalties for the year 2010 of US$42.1 million, (ii) ITAN for the years 2010 and 2011 of US$6.7 million and (iii) SRF for the year 2013 of US$1.9 million.

(d)As of December 31, 2020, mainly represents SUNAT assessments for prior years related to income tax interest and penalties and non-income tax contingencies in which the Company expects to obtain an unfavorable result of US$9.6 million. This balance also includes interest and penalties related to income tax for the years 2014, 2017 through 2019, determined in accordance with the IFRIC 23, “Uncertainty over Income Tax Treatments” of US$12.9 million.

As of December 31, 2019, mainly represents interest and penalties related to tailing dam income tax for the year 2010 and 2012 of US$4.3 million. This balance also includes SUNAT assessments for prior years related to income and non-income tax contingencies in which the Company expects to obtain an unfavorable result of US$3.8 million.

(e)The provision for legal contingencies is associated with OSINERGMIN and SUNAFIL (Superintendencia Nacional de Fiscalización Laboral) fines, which have been appealed by the Company.